UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Item 1.  Reports to Stockholders.

Directors
J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff

Officers
J. Morton Davis, Chairman of the Board
   and President
David Nachamie, Secretary
Gilbert Jackson, Treasurer

Custodian
Bank of America
210 Main Street
Hackensack, N.J. 07602

Transfer Agent
Continental Stock Transfer & Trust Co.
17 Battery Place
New York, NY 10017
(212) 509-4000

Independent Accountants
Raich Ende Malter & Co. LLP
1375 Broadway
New York, NY 10018

Engex, Inc.
44 Wall Street
New York, N.Y. 10005
(212) 495-4200

ENGEX, Inc. FINANCIAL STATEMENTS and SEMI-ANNUAL REPORT MARCH 31, 2006 ENGEX, INC. is listed on the American Stock Exchange (AMEX) Symbol - EGX

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006
(UNAUDITED)
Assets:
Investment in securities at market value (identified cost - $9,675,417)
(Notes 1(a) and 5)	$12,791,787
Private investments at fair value (identified cost - $2,971,254) (Note 1(a))	428,000
Income tax receivable (Notes 1(b) and 4)	57,280
Other assets	58,585
TOTAL ASSETS		$13,335,652

Liabilities:
Accounts payable and accrued expenses	87,026
Loan payable to custodian (Notes 5, 6 and 7)	1,202,864
Loan payable to Chairman (Note 2)	4,221,668

TOTAL LIABILITIES		5,511,558

COMMITMENT AND CONTINGENCIES (Note 7)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$7,824,094

NET ASSET VALUE PER SHARE		$8.01

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $.10 par value:
Authorized - 2,500,000 shares, Issued - 977,223 shares		97,722
Additional paid-in capital		9,669,680
Unrealized appreciation on investments		573,116
Cumulative net realized loss from investment transactions		(2,036,966)
Undistributed net investment loss		(479,458)
NET ASSETS		$7,824,094

The accompanying notes are an integral part of this statement.

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2006
(UNAUDITED)
	Number of Shares			Market Value

COMMON STOCK (163.5%)
Biotechnology (154.0%)
Enzo Biochem, Inc. *(a)	663,496	shs.	$8,957,196
Keryx Biopharmaceutical *(a)	162,100	shs.	3,097,731	$12,054,927

Technology (0.9%)
Silverstar Holdings Ltd. *	51,600	shs.		66,048

Gaming Industry (5.2%)
American Vantage Company *	474,500	shs.		403,325

Distribution (3.4%)
U.S. China IND Exchange *(a)	29,524	shs.		267,487

TOTAL INVESTMENT IN MARKETABLE SECURITIES (COST - $9,675,417)				$12,791,787

PRIVATE INVESTMENTS* (5.5%)

Etilize Inc.	506,756	shs.		$375,000
GMP Companies	50,000	shs.		50,000
Corente, Inc.	11,793	shs.		-
Surgivision Series A Pfd	300,000	shs.		3,000

TOTAL PRIVATE INVESTMENTS (6.2%)
(COST - $2,971,254)				$428,000

* Non income-producing securities
(a) Pledged as collateral against margin balance at custodian.

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2006
(UNAUDITED)
INVESTMENT INCOME:

Dividends		$250

Expenses:
Professional fees	$61,351
Management fees - affiliate	36,000
Insurance	29,861
Interest Expense	30,152
Custodian and transfer fees	10,842
Directors' fees and expenses	10,500
Shareholders' reports and printing	22,400
Other taxes	6,432
Miscellaneous	82
Total Expenses		207,620
INVESTMENT LOSS BEFORE INCOME TAXES INCOME TAX EXPENSE (BENEFIT)		(207,370)
Current	38,247
Deferred	0	(38,247)
NET INVESTMENT LOSS		(169,123)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from securities transactions		-

Net change in unrealized appreciation on investments		(646,664)

NET DECREASE ON INVESTMENTS		(646,664)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(815,787)

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31, 2006 and 2005
(UNAUDITED)
	2006	2005

Increase (decrease) in net assets
from operations:

Investment (loss) - net	$(169,123)	$(160,201)

Net realized gain (loss) on securities transactions	-	(56,734)

Change in unrealized appreciation on investments	(646,664)	(239,469)

NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	(815,787)	(456,404)

NET ASSETS - BEGINNING OF PERIOD	8,639,881	9,258,579

NET ASSETS - END OF PERIOD	$7,824,094	$8,802,175

The accompanying notes are an integral part of this statement.

ENGEX INC.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2006
(UNAUDITED)
Cash flows provided by operating activities
Net investment loss	$(169,123)
Net unrealized loss on investments	(646,664)
Net decrease in net assets resulting from operations	(815,787)
Adjustments to reconcile net loss to net cash provided by operating activities:

Change in operating assets:
Securities owned	539,664
Private investments at fair value	107,000
Current income taxes receivable	(42,800)
Other assets	(24,158)
Change in operating liabilities:
Accounts payable and accrued expenses	(28,115)

Net cash used in operating activities	(264,196)

Cash flows provided by financing activities
Increases in loan from Chairman-net	44,000
Increase in margin loan	220,196
Net cash provided by financing activities	264,196

Net increase (decrease) in cash and balance at beginning and end of the year	$0

Supplemental disclosure of cash flow information:
Cash paid for interest	$30,152

Taxes	$4,223

The accompanying notes are an integral part of this statement.

ENGEX, INC.
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

NOTE 1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (“The Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company. The investment objective of the Fund is to seek a high total return consisting primarily of realized and unrealized gains on its equity investments. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY VALUATION - Investments in securities traded on a national securities exchange are valued at the last reported sales price on March 31, 2006. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Investments for which quotations are not readily available are valued at fair value, as determined by the Board of Directors. These estimated values may not reflect amounts that could be realized upon immediate sale, or amounts that ultimately may be realized. The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(b)	FEDERAL INCOME TAXES - The Fund no longer qualifies under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(c)
USE OF ACCOUNTING ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)
OTHER - As is common in the industry, security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2.    INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATED PERSON

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”), which is wholly owned by the Chairman of the Fund. Certain officers of Advisors are also officers of the Fund. Under this agreement, Advisors will serve as an investment advisor of the Fund for a fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets. For the six months ended March 31, 2006, Advisors earned a management fee of $36,000, of which $17,781 was due to Advisors at March 31, 2006 and is included in accrued expenses in the accompanying statement of assets and liabilities.

At March 31, 2006, an interest free loan payable to the Chairman was $4,221,668 and was payable on demand. The maximum loan outstanding and the weighted average amount of the loan (computed on a monthly basis) from the Chairman during the period were $4,221,668 and $4,191,248 respectively.

NOTE 3.    INVESTMENT TRANSACTIONS

For the six months ended March 31, 2006, purchases and sales of investment securities were $0 and $0 respectively. Gross unrealized appreciation amounted to $3,931,991 and gross unrealized depreciation amounted to $3,358,875 at March 31, 2006.

NOTE 4.    INCOME TAXES

The following is a summary of the components of Fund’s income tax expense (benefit) for the six months ended March 31, 2006:

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates a net deferred income tax asset for the Fund as of the end of the year, as measured by the statutory tax rate in effect as enacted. The Fund derives its deferred income tax charge/benefit by recording the change in net deferred income tax asset or liability for the year.

At March 31, 2006, the Company had a deferred tax asset of $450,046. The deferred tax asset arose from tax net operating loss carry forwards of approximately $1,715,000 for federal income tax purposes and approximately $3,688,000 for state tax purposes expiring from 2023 to 2025 offset by net unrealized gains on securities investments of approximately $573,000. The Company has established a valuation allowance of $450,046 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal and state tax assets of $356,590 and $93,456, respectively, have been reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

The components of the net deferred tax asset are as follows:

NOTE 5.    LOAN PAYABLE TO CUSTODIAN

The Fund has a margin loan from its custodian bank. Such loan bears interest at a rate which varies with the bank’s prime lending rate. The interest paid during the year ranged from a rate of 4.10% to 5.88% with a weighted average interest rate 5.20%. The maximum loan outstanding and the weighted average amount of loans (computed on a monthly basis) during the year were $1,275,197 and $1,095,708 respectively.

At March 31, 2006, the loan payable to the custodian bank was $1,202,864 and was collateralized by certain Fund investment securities aggregating $12,322,414.

NOTE 6.    FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments in securities are carried at market value or estimated fair value. Management has estimated that the carrying amount of the Fund’s loan payable to the Custodian bank approximates fair value due to the variable interest rate of the loan. Management has determined that it is not practical to estimate the fair value of the Fund’s loan payable to the Chairman.

Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment. Settlement of the Fund’s debt obligations at fair value may not be possible and may not be a prudent management decision.

NOTE 7.    CONCENTRATIONS OF CREDIT RISK

The Fund presently intends to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries. Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and /or industry.

The Fund has borrowed funds in connection with its investment portfolio, and plans to continue to do so, and to consider various alternative means of doing so which may be available to it. Such borrowings are presently limited by certain asset coverage requirements under the Investment Company Act of 1940. By increasing the amount of such leverage utilized by the Fund, opportunities may be enhanced, but certain risks are created, including a higher volatility of the net asset value of the Fund’s common stock and potentially higher volatility in its market value. When monies are borrowed by the Fund, creditors have a fixed dollar claim on the Fund’s assets and income, which is prior to any claim on the Fund’s assets, and income by its stockholders. Therefore, any relative decline in the value of the Fund’s assets or the income it receives will cause the net asset value of the Fund’s stock and any income available to it to decline more sharply than if there were no such prior claims.

ENGEX, INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended	Years Ended September 30,
Per share operating performance:	2006	2005	2004	2003	2002

Investment income	$0.00	$0.00	$0.00	$0.00	$0.00

Expenses:
Interest	0.03	0.05	0.06	0.06	0.16
Other	0.18	0.40	0.40	0.40	0.36
Total expenses	0.21	0.45	0.46	0.46	0.52
Investment income (loss) before income tax	(0.21)	(0.45)	(0.46)	(0.46)	(0.52)
(benefit)
Current income tax (benefit)	(0.04)	0.01	0.01	0.01	(0.21)

Net Investment income (loss)	(0.17)	(0.46)	(0.47)	(0.47)	(0.31)

Realized and unrealized gain (loss) before	(0.66)	(0.35)	0.49	3.60	(3.80)
provision (benefit) for income taxes
Deferred income tax provision (benefit)	(0.00)	(0.18)	0.01	0.17	(.42)

Net realized and unrealized gain (loss)	(0.66)	(0.17)	0.48	3.43	(3.38)

Net increase (decrease) in net asset value	(0.83)	(0.63)	0.01	2.96	(3.69)
Net asset value:
Beginning of year	8.84	9.47	9.46	6.50	10.19
End of year	$8.01	$8.84	$9.47	$9.46	$6.50

Number of shares outstanding at end of year	977,223	977,223	977,223	977,223	977,223
Market value at year end	$8.00	$10.55	$9.20	$11.65	$6.18
Average debt per share	$5.41	$5.38	$6.41	$6.21	$6.69

Ratios:
Expense to average net assets	5.71%	4.56%	4.61%	5.51%	6.15%

Net investment income (loss) to average net assets	(4.65%)	(4.64%)	(4.72%)	(5.68%)	(3.10%)
Portfolio turnover	0.00%	3.56%	4.26%	0.00%	2.30%
Total Return (a)	(24.17%)	14.67%	(21.03%)	88.51%	(41.14%)

(a)	Total Return. A periodic measure of a fund's overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

Item 2.  Code of Ethics.

Not Applicable

Item 3.  Audit Committee Financial Expert.

Not Applicable

Item 4.  Principal Accountant Fees and Services.

Not Applicable

Item 5.       Audit Committee of Listed Registrants.

Not Applicable

Item 6.           Schedule of Investments.

Schedule appears as part of the report to stockholders filed in response to Item 1 of the Form.

Item 7.                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.       Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.       Controls and Procedures.

(a) Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2006 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.       Exhibits.

(a)(2)(i)	Certification of principal executive officer

(a)(2)(ii)	Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By /s/ J. Morton Davis
J. Morton Davis

Date May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Morton Davis
J. Morton Davis, President

Date May 26, 2006

By /s/ Gilbert Jackson
Gilbert Jackson, Treasurer

Date May 26, 2006

Exhibit (a)(1)

I, J. Morton Davis, certify that:

1. I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 26, 2006

/s/ J. Morton Davis
J. Morton Davis President

Exhibit (a)(2)

I, Gilbert Jackson, certify that:

1. I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 26, 2006

/s/ Gilbert Jackson
Gilbert Jackson Treasurer

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2006 of Engex, Inc. (the "Registrant").

I, Gilbert Jackson, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1. the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

May 26, 2006

/s/ Gilbert Jackson
Gilbert Jackson Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2006 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1. the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

May 26, 2006

By /s/ J. Morton Davis
J. Morton Davis President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.